AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION

ON DECEMBER 12, 2014

File No. 333-192288

File No. 811-22911

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 1	/X /
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 5	/X /

REALITY SHARES ETF TRUST

(Exact Name of Registrant as Specified in Charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of Principal Executive Offices, Zip Code)

(619) 487-1445

(Registrant’s Telephone Number, including Area Code)

Eric Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and Address of Agent for Service)

Copy to:

Richard F. Morris, Esquire

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178

It is proposed that this filing become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on January 31, 2015 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 relates solely to the Reality Shares DIVS ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California on the 12th day of December, 2014.

REALITY SHARES ETF TRUST
By:	/s/ Eric R. Ervin
Eric R. Ervin
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Eric R. Ervin Eric R. Ervin	Trustee and President	December 12, 2014

/s/ Christopher Nero* Chris Nero	Trustee	December 12, 2014

/s/ Michael S. Rosen* Michael Rosen	Trustee	December 12, 2014

/s/ Nathaniel R. Singer* Nathaniel Singer	Trustee	December 12, 2014

/s/ Rick Slaughter* Rick Slaughter	Trustee	December 12, 2014

/s/ Tom Trivella Tom Trivella	Treasurer	December 12, 2014

*By:	/s/ Tom Trivella
Tom Trivella
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase